Trade and other receivables - Schedule of Wireless Device Financing Plan Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current	$ (164)	$ (120)
Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Current	1,076	1,063
Non-current	399	410
Total wireless equipment installment plan receivables	1,475	1,473
Current Assets | Wireless Equipment Installment Plan | Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	39	45
Non-Current Assets | Wireless Equipment Installment Plan | Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	$ 11	$ 12